SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2022
Computer and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Computer and software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years